Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-V18 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-V18
Amount Registered | shares	1,109,922,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,109,922,000
Amount of Registration Fee	$ 153,280.23
Offering Note

(1)	This is the final prospectus for the Benchmark 2025-V18 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-V18 offering.
(2)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.
(3)	Payment of this registration fee was made in connection with the filing of the preliminary prospectus (accession number: 0001539497-25-002640).